Statement of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)
Other comprehensive loss:
Foreign currency translation adjustments	315	(274)	(93)
Provision for retirement indemnities	(52)	70	(162)
Comprehensive income (loss), net of tax	€ (7,213)	€ (1,143)	€ (12,972)